Investment in Equity Investee (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Yizhuang Venture Investment Fund CNY	Dec. 31, 2012 Yizhuang Venture Investment Fund USD ($)
Schedule of Equity Method Investments [Line Items]
Cost investment increase			50,500
Share equity income (loss)	(177)	(1,101)	(1,101)
Cost investment			50,500
Share equity income (loss)	(177)	(1,101)	(1,101)
Investment in equity investee			49,399	$ 7,929